Business Combination - Summary of Net proceeds from Business Combination and PIPE financing (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure In Tabular Form Of Net Proceeds From Business Combination [Line Items]
Cash—SNII trust and cash (net of redemption)	$ 115,879
Cash—PIPE	147,510
Cash—SNII operating account	325
Less: SNII transaction cost	(38,110)
Net Proceeds from Business Combination and PIPE	$ 225,604	$ 0